Accrued and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accrued and Other Current Liabilities
Accrued and Other Current Liabilities

Note 5:    Accrued and Other Current Liabilities

Accrued and other current liabilities as of September 30, 2021 and December 31, 2020, consisted of the following:

	September 30,	December 31,
Dollars in thousands	2021	2020
Accrued payroll and other related expenses	$20,776	$24,212
Accrued revenue share	12,669	13,480
Deferred revenue	11,203	10,019
Income taxes payable	—	15,777
Other	15,414	12,466
Total accrued and other current liabilities	$60,062	$75,954

Note 5:   Accrued and Other Current Liabilities

Accrued and other current liabilities as of December 31, 2020 and 2019, consisted of the following:

	December 31,	December 31,
Dollars in thousands	2020	2019
Accrued payroll and other related expenses	$24,212	$22,860
Accrued revenue share	13,480	20,976
Deferred revenue	10,019	11,570
Income taxes payable	15,777	15,777
Other	12,466	14,706
Total accrued and other current liabilities	$75,954	$85,889